GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 43.7%
Advertising(a)(b) – 0.1%
CMG Media Corp.
$2,850,000	8.875%		12/15/27	$ 2,228,216

Aerospace & Defense(b) – 0.9%
Bombardier, Inc.(a)
900,000	7.500		12/01/24	917,478
998,000	7.500		03/15/25	998,878
Spirit AeroSystems, Inc.
6,285,000	4.600		06/15/28	5,334,142
1,170,000	9.375	(a)	11/30/29	1,270,702
The Boeing Co.
1,875,000	3.450		11/01/28	1,736,888
3,432,000	5.150		05/01/30	3,460,520
1,652,000	5.805		05/01/50	1,687,204
TransDigm, Inc.
3,300,000	5.500		11/15/27	3,151,434
315,000	4.625		01/15/29	284,354
266,000	4.875		05/01/29	240,570
Triumph Group, Inc.
2,885,000	7.750		08/15/25	2,454,414

				21,536,584

Agriculture – 0.4%
BAT Capital Corp.
10,000,000	4.390	(b)	08/15/37	8,238,300
MHP Lux SA
200,000	6.250	(b)	09/19/29	94,125
MHP SE
270,000	7.750		05/10/24	134,376
550,000	7.750	(a)	05/10/24	273,728

				8,740,529

Airlines – 0.6%
Allegiant Travel Co.
1,035,000	7.250	(a)(b)	08/15/27	1,013,275
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
522,000	5.500		04/20/26	511,925
1,717,000	5.750		04/20/29	1,662,193
Azul Investments LLP
1,052,000	5.875	(b)	10/26/24	791,499
Delta Air Lines, Inc.
3,600,000	7.375	(b)	01/15/26	3,765,924
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
2,155,000	5.750	(a)(b)	01/20/26	2,059,728
United Airlines, Inc.(a)(b)
1,625,000	4.375		04/15/26	1,543,620
2,080,000	4.625		04/15/29	1,897,855

				13,246,019

Automotive – 1.3%
BorgWarner, Inc.
2,000,000	5.000	(a)	10/01/25	1,985,080
Clarios Global LP/Clarios U.S. Finance Co.
1,850,000	8.500	(a)(b)	05/15/27	1,844,468

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Dana, Inc.
$2,075,000	4.250	%(b)	09/01/30	$ 1,759,393
Dealer Tire LLC/DT Issuer LLC
5,637,000	8.000	(a)(b)	02/01/28	5,220,257
Ford Motor Co.
3,726,000	3.250	(b)	02/12/32	2,958,779
Ford Motor Credit Co. LLC(b)
400,000	4.687		06/09/25	388,356
4,260,000	3.375		11/13/25	3,967,764
3,111,000	4.950		05/28/27	2,985,969
1,640,000	3.815		11/02/27	1,480,772
General Motors Co.
3,000,000	6.600	(b)	04/01/36	3,139,710
General Motors Financial Co., Inc.(b)
1,975,000	5.650		01/17/29	1,992,084
4,100,000	3.100		01/12/32	3,398,859
NIO, Inc.(c)
350,000	0.000	(d)	02/01/26	321,029

				31,442,520

Banks – 4.6%
Absa Group Ltd. (5 year CMT + 5.411%)
460,000	6.375	(b)(e)	12/31/99	434,930
Access Bank PLC
900,000	6.125	(a)	09/21/26	792,000
Alfa Bank AO Via Alfa Bond Issuance PLC(f) (5 year CMT + 4.546%)
360,000	5.950	(b)(e)	04/15/30	—
Banco BBVA Peru SA (5 year CMT + 2.750%)
190,000	5.250	(b)(e)	09/22/29	184,276
Banco Continental SAECA
1,210,000	2.750		12/10/25	1,080,152
Banco Davivienda SA (10 year CMT + 5.097%)
220,000	6.650	(a)(b)(e)	12/31/99	172,975
Banco de Bogota SA
740,000	6.250		05/12/26	731,351
Banco do Brasil SA (10 year CMT + 4.398%)
670,000	6.250	(b)(e)	10/29/49	606,350
Banco Industrial SA (5 year CMT + 4.442%)
930,000	4.875	(a)(b)(e)	01/29/31	868,853
Banco Internacional del Peru SAA Interbank(b) (1 year CMT + 3.711%)
790,000	4.000	(e)	07/08/30	727,442
Banco Mercantil del Norte SA(e)
(5 year CMT + 4.643%)
340,000	5.875	(a)(b)	12/31/99	313,501
(5 year CMT + 4.643%)(b)
460,000	5.875		12/31/99	424,149
(5 year CMT + 4.967%)
690,000	6.750	(b)	12/31/99	674,389
Banco Nacional de Panama
530,000	2.500	(b)	08/11/30	433,805
Banco Santander SA
2,000,000	3.490		05/28/30	1,775,160

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(1 year CMT + 1.600%)
$3,600,000	3.225	%(b)(e)	11/22/32	$ 2,897,820
Bank Hapoalim BM (5 year CMT + 2.155%)
820,000	3.255	(a)(b)(e)	01/21/32	720,575
Bank Leumi Le-Israel BM (5 year CMT + 1.631%)
710,000	3.275	(a)(b)(e)	01/29/31	646,322
Bank of America Corp. (3M USD LIBOR + 3.898%)
4,000,000	6.100	(b)(e)	12/29/49	4,011,200
Barclays PLC(b)(e)
(1 year CMT + 3.000%)
4,810,000	5.746		08/09/33	4,851,222
(5 year CMT + 5.431%)
4,800,000	8.000		03/15/29	4,814,064
BBVA Bancomer SA (5 year CMT + 2.650%)
530,000	5.125	(b)(e)	01/18/33	501,115
BNP Paribas SA(a)
2,700,000	4.375		05/12/26	2,638,710
(5 year CMT + 4.899%)
2,000,000	7.750	(b)(e)	08/16/29	2,054,180
(SOFR + 1.561%)
3,050,000	3.132	(b)(e)	01/20/33	2,577,158
BPCE SA(a)
4,150,000	4.625		09/12/28	3,988,648
(SOFR + 1.730%)
2,100,000	3.116	(b)(e)	10/19/32	1,665,783
Citigroup, Inc.(b)(e)
(3M USD LIBOR + 4.230%)
1,325,000	5.900		12/29/49	1,336,594
(3M USD LIBOR + 4.517%)
1,890,000	6.250		12/29/49	1,899,185
(5 year CMT + 3.597%)
1,000,000	4.000		12/31/99	932,740
(SOFR + 1.351%)
3,325,000	3.057		01/25/33	2,849,458
(SOFR + 3.914%)
900,000	4.412		03/31/31	864,765
Comerica, Inc. (5 year CMT + 5.291%)
1,000,000	5.625	(b)(e)	12/31/99	983,070
Credit Bank of Moscow Via CBOM Finance PLC
260,000	4.700	(a)	01/29/25	68,494
(5 year USD Swap + 5.416%)
280,000	7.500	(b)(e)	10/05/27	42,000
Credit Suisse Group AG(a)(b)
1,726,000	4.282		01/09/28	1,523,299
(5 year USD Swap + 4.598%)
1,702,000	7.500	(e)	12/29/49	1,610,075
Deutsche Bank AG (5 year CMT + 4.524%)
800,000	6.000	(b)(e)	12/31/99	728,064
First Bank of Nigeria Ltd. Via FBN Finance Co. BV
200,000	8.625	(a)	10/27/25	187,975
Freedom Mortgage Corp.(a)(b)
3,225,000	7.625		05/01/26	2,838,580
2,610,000	6.625		01/15/27	2,172,120
Grupo Aval Ltd.
1,410,000	4.375	(b)	02/04/30	1,161,417

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
ING Groep NV (5 year USD Swap + 4.446%)
$3,000,000	6.500	%(b)(e)	12/29/49	$ 2,913,420
Intesa Sanpaolo SpA
8,000,000	5.017	(a)	06/26/24	7,793,920
Ipoteka-Bank ATIB
450,000	5.500		11/19/25	419,709
Itau Unibanco Holding SA (5 year CMT + 3.981%)
500,000	7.721	(b)(e)	12/31/99	486,350
JPMorgan Chase & Co. (SOFR + 2.515%)
441,000	2.956	(b)(e)	05/13/31	381,006
JPMorgan Chase & Co. (3M USD LIBOR + 3.330%)
4,000,000	6.125	(b)(e)	12/31/49	3,994,120
Macquarie Group Ltd. (3M USD LIBOR + 1.372%)
3,650,000	3.763	(a)(b)(e)	11/28/28	3,427,131
Morgan Stanley(b)(e)
(3M USD LIBOR + 4.435%)
2,500,000	5.875		12/31/99	2,501,650
(SOFR + 1.290%)
1,950,000	2.943		01/21/33	1,662,434
NBK Tier 1 Financing 2 Ltd. (6 year CMT + 2.832%)
790,000	4.500	(b)(e)	12/31/99	741,267
Regions Financial Corp. (5 year CMT + 5.430%)
1,000,000	5.750	(b)(e)	12/31/99	991,680
Standard Chartered PLC(a)(e)
(1 year CMT + 2.050%)(b)
520,000	6.170		01/09/27	532,444
(5 year CMT + 3.805%)
4,255,000	4.750	(b)	12/31/99	3,621,218
The Bank of New York Mellon Corp. (5 year CMT + 4.358%)
2,000,000	4.700	(b)(e)	12/31/99	1,956,820
The PNC Financial Services Group, Inc. (b)(e)
(5 year CMT + 3.000%)
2,000,000	6.000		12/31/99	1,984,020
(5 year CMT + 3.238%)
3,000,000	6.200		12/31/99	3,005,640
The Toronto-Dominion Bank(b) (5 year CMT + 4.075%)
2,000,000	8.125	(e)	10/31/82	2,122,940
Tinkoff Bank JSC Via TCS Finance Ltd. (5 year CMT + 5.150%)
200,000	6.000	(a)(b)(e)	12/31/49	85,600
Truist Financial Corp. (5 year CMT + 4.605%)
1,000,000	4.950	(b)(e)	12/31/99	990,200
Truist Financial Corp. (10 year CMT + 4.349%)
2,237,000	5.100	(b)(e)	12/31/99	2,177,831
Ubs Group AG (5 yearUSD Swap + 4.590%)
4,000,000	6.875	(b)(e)	12/29/49	3,977,760
UniCredit SpA (5 year CMT + 4.750%)
1,525,000	5.459	(a)(b)(e)	06/30/35	1,335,595
United Bank for Africa PLC
200,000	6.750		11/19/26	177,913
US Bancorp (5 year CMT + 2.541%)
1,000,000	3.700	(b)(e)	12/31/99	873,690
Uzbek Industrial and Construction Bank ATB
600,000	5.750		12/02/24	578,250
Wells Fargo & Co. (5 year CMT + 3.453%)
1,000,000	3.900	(b)(e)	12/31/99	921,130

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Yapi ve Kredi Bankasi A/S (5 year USD Swap + 11.245%)
	$260,000	13.875	%(b)(e)	12/31/99	$ 270,530

					109,708,234

Beverages(b) – 0.8%
Anadolu Efes Biracilik Ve Malt Sanayii AS
	420,000	3.375	(a)	06/29/28	326,025
	950,000	3.375		06/29/28	737,438
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
	8,050,000	4.700		02/01/36	7,981,816
Anheuser-Busch InBev Worldwide, Inc.
	2,100,000	4.750		01/23/29	2,131,689
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
	680,000	5.250	(a)	04/27/29	648,747
Coca-Cola Icecek AS
	260,000	4.500		01/20/29	222,430
Constellation Brands, Inc.
	2,275,000	2.875		05/01/30	2,012,010
	3,975,000	2.250		08/01/31	3,276,871
Keurig Dr Pepper, Inc.
	1,055,000	3.200		05/01/30	953,667
	308,000	3.800		05/01/50	249,825

					18,540,518

Building Materials – 0.5%
Builders FirstSource, Inc.
	1,800,000	5.000	(a)(b)	03/01/30	1,679,940
Cemex SAB de CV(e)
(5 year CMT + 4.534%)
	800,000	5.125	(a)(b)	12/31/99	734,000
(5 year CMT + 4.534%)(b)
	460,000	5.125		12/31/99	422,050
CP Atlas Buyer, Inc.
	2,160,000	7.000	(a)(b)	12/01/28	1,668,471
GCC SAB de CV
	860,000	3.614	(a)(b)	04/20/32	728,205
Masonite International Corp.
	2,075,000	5.375	(a)(b)	02/01/28	1,946,122
Standard Industries, Inc.(a)(b)
	1,880,000	4.375		07/15/30	1,611,874
	4,054,000	3.375		01/15/31	3,225,200

					12,015,862

Capital Goods(e) – 0.0%
OTP Bank Nyrt (3 M EURIBOR + 4.265%)
EUR	780,000	5.500		07/13/25	842,024

Chemicals(b) – 1.0%
Air Products & Chemicals, Inc.
	$200,000	2.800		05/15/50	148,928
Ashland LLC
	3,225,000	3.375	(a)	09/01/31	2,676,653
ASP Unifrax Holdings, Inc.
	775,000	5.250	(a)	09/30/28	661,873

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(b) – (continued)
Avient Corp.
$1,725,000	7.125	%(a)	08/01/30	$ 1,745,269
Axalta Coating Systems LLC
3,100,000	3.375	(a)	02/15/29	2,665,318
Herens Holdco S.a.r.l.
1,795,000	4.750	(a)	05/15/28	1,473,731
Huntsman International LLC
2,104,000	4.500		05/01/29	1,972,437
INEOS Quattro Finance 2 PLC
780,000	3.375	(a)	01/15/26	715,658
Ingevity Corp.
1,305,000	3.875	(a)	11/01/28	1,148,087
Minerals Technologies, Inc.
1,695,000	5.000	(a)	07/01/28	1,550,111
OCP SA
960,000	5.125		06/23/51	744,000
Rayonier AM Products, Inc.
281,000	7.625	(a)	01/15/26	262,066
Sasol Financing USA LLC
280,000	4.375		09/18/26	257,628
510,000	5.500		03/18/31	443,649
SPCM SA(a)
740,000	3.125		03/15/27	652,436
925,000	3.375		03/15/30	783,373
The Chemours Co.
4,560,000	4.625	(a)	11/15/29	3,808,467
Valvoline, Inc.
885,000	3.625	(a)	06/15/31	744,400
WR Grace Holdings LLC
1,855,000	5.625	(a)	08/15/29	1,545,159

				23,999,243

Commercial Services(b) – 1.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)
2,557,000	6.625		07/15/26	2,462,110
1,700,000	6.000		06/01/29	1,366,545
APi Group DE, Inc.(a)
5,193,000	4.125		07/15/29	4,493,087
575,000	4.750		10/15/29	517,063
APX Group, Inc.
4,286,000	5.750	(a)	07/15/29	3,711,933
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
1,605,000	5.375	(a)	03/01/29	1,435,849
Garda World Security Corp.
900,000	7.750	(a)	02/15/28	911,772
HealthEquity, Inc.
1,058,000	4.500	(a)	10/01/29	946,667
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS
899,721	9.500	(a)	07/10/36	782,757
Mersin Uluslararasi Liman Isletmeciligi A/S
460,000	5.375		11/15/24	440,824
Metis Merger Sub LLC
717,000	6.500	(a)	05/15/29	611,257
NESCO Holdings II, Inc.
3,083,000	5.500	(a)	04/15/29	2,774,484

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(b) – (continued)
Rent-A-Center, Inc.
	$850,000	6.375	%(a)	02/15/29	$ 722,347
Techem Verwaltungsgesellschaft 674 MBH
EUR	668,190	6.000		07/30/26	693,451
The ADT Security Corp.
	$4,387,000	4.125	(a)	08/01/29	3,905,790
The Bidvest Group UK PLC
	470,000	3.625	(a)	09/23/26	430,138
United Rentals North America, Inc.
	3,555,000	6.000	(a)	12/15/29	3,616,608
Verisure Holding AB
EUR	725,000	3.250	(a)	02/15/27	696,258
Verisure Midholding AB
	800,000	5.250	(a)	02/15/29	718,319
	1,450,000	5.250		02/15/29	1,301,954

					32,539,213

Commercial Services & Supplies – 0.0%
Chesapeake Energy Corp.
	$2,000,000	0.000		09/15/26	37,000

Computers(b) – 0.6%
Booz Allen Hamilton, Inc.
	2,513,000	3.875	(a)	09/01/28	2,269,641
Dell International LLC/EMC Corp.
	2,475,000	5.300		10/01/29	2,498,017
	2,699,000	8.100		07/15/36	3,159,018
Hewlett Packard Enterprise Co.
	2,730,000	6.200		10/15/35	2,952,522
KBR, Inc.
	1,161,000	4.750	(a)	09/30/28	1,052,609
Presidio Holdings, Inc.
	2,095,000	8.250	(a)	02/01/28	2,014,280
Unisys Corp.
	1,060,000	6.875	(a)	11/01/27	803,586

					14,749,673

Distribution & Wholesale(a)(b) – 0.2%
American Builders & Contractors Supply Co., Inc.
	2,760,000	3.875		11/15/29	2,352,872
BCPE Empire Holdings, Inc.
	2,446,000	7.625		05/01/27	2,286,716
IAA, Inc.
	750,000	5.500		06/15/27	752,573

					5,392,161

Diversified Financial Services – 2.8%
AerCap Holdings NV (5 year CMT + 4.535%)
	1,825,000	5.875	(b)(e)	10/10/79	1,745,959
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3,625,000	3.000	(b)	10/29/28	3,188,804
AG TTMT Escrow Issuer LLC
	1,025,000	8.625	(a)(b)	09/30/27	1,057,052
Air Lease Corp.
	2,750,000	3.750	(b)	06/01/26	2,639,065

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Ally Financial, Inc.
$4,000,000	8.000%		11/01/31	$ 4,390,320
Ally Financial, Inc. (7 year CMT + 3.481%)
3,415,000	4.700	(b)(e)	12/31/99	2,630,267
American Express Co. (5 year CMT + 2.854%)
1,000,000	3.550	(b)(e)	12/31/99	885,700
Aviation Capital Group LLC
800,000	1.950	(a)(b)	01/30/26	711,216
Avolon Holdings Funding Ltd.(a)(b)
3,450,000	5.250		05/15/24	3,409,773
1,300,000	3.250		02/15/27	1,172,509
1,927,000	2.528		11/18/27	1,661,498
B3 SA - Brasil Bolsa Balcao
290,000	4.125	(a)	09/20/31	251,575
Castlelake Aviation Finance DAC
2,420,000	5.000	(a)(b)	04/15/27	2,206,629
Discover Financial Services (5 year CMT + 5.783%)
1,000,000	6.125	(b)(e)	12/31/99	995,410
Global Aircraft Leasing Co. Ltd.(g) (PIK 7.250%, Cash 6.500%)
1,947,294	6.500	(a)(b)	09/15/24	1,785,552
Intercorp Financial Services, Inc.
340,000	4.125	(b)	10/19/27	308,890
Jefferies Finance LLC/JFIN Co-Issuer Corp.
3,829,000	5.000	(a)(b)	08/15/28	3,270,196
Midcap Financial Issuer Trust(a)(b)
2,567,000	6.500		05/01/28	2,262,271
810,000	5.625		01/15/30	653,710
Nationstar Mortgage Holdings, Inc.
2,651,000	5.500	(a)(b)	08/15/28	2,315,967
Navient Corp.
4,388,000	5.500	(b)	03/15/29	3,884,389
NFP Corp.
3,360,000	6.875	(a)(b)	08/15/28	2,909,390
OneMain Finance Corp.
1,602,000	7.125		03/15/26	1,593,221
1,643,000	4.000	(b)	09/15/30	1,309,553
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
1,365,000	6.375	(a)(b)	02/01/27	1,305,568
Raymond James Financial, Inc.
900,000	4.650	(b)	04/01/30	895,914
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(a)(b)
2,305,000	2.875		10/15/26	2,056,060
2,390,000	4.000		10/15/33	1,894,888
The Charles Schwab Corp. (b)(e)
(5 year CMT + 3.168%)
2,875,000	4.000		12/31/99	2,647,932
(5 year CMT + 4.971%)
2,250,000	5.375		12/31/99	2,240,167
United Wholesale Mortgage LLC
3,195,000	5.500	(a)(b)	04/15/29	2,747,892
Universe Trek Ltd.
400,000	0.000	(c)(d)	06/15/26	386,500
VistaJet Malta Finance PLC/XO Management Holding, Inc.(a)(b)
1,230,000	7.875		05/01/27	1,190,259
3,525,000	6.375		02/01/30	3,111,588

				65,715,684

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – 0.8%
Adani Electricity Mumbai Ltd.
$470,000	3.949%		02/12/30	$ 350,150
AES Panama Generation Holdings Srl
1,440,000	4.375	(b)	05/31/30	1,281,870
Calpine Corp.
4,215,000	3.750	(a)(b)	03/01/31	3,514,846
Cikarang Listrindo Tbk PT
200,000	4.950	(b)	09/14/26	189,038
Energuate Trust(b)
470,000	5.875	(a)	05/03/27	448,204
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA
200,000	5.375	(b)	12/30/30	144,704
Eskom Holdings SOC Ltd.
430,000	7.125		02/11/25	410,327
220,000	6.350	(h)	08/10/28	210,375
458,000	8.450		08/10/28	438,535
Lamar Funding Ltd.
470,000	3.958		05/07/25	448,938
LLPL Capital Pte Ltd.
392,472	6.875		02/04/39	357,150
Minejesa Capital B.V.
260,000	4.625		08/10/30	240,240
Mong Duong Finance Holdings BV
530,000	5.125	(b)	05/07/29	471,302
National Central Cooling Co. PJSC
820,000	2.500		10/21/27	739,179
NRG Energy, Inc.(b)
2,800,000	3.750	(a)	06/15/24	2,721,740
115,000	5.750		01/15/28	109,830
448,000	3.375	(a)	02/15/29	371,199
Pacific Gas & Electric Co.
1,470,000	3.500	(b)	08/01/50	990,604
Pike Corp.
2,420,000	5.500	(a)(b)	09/01/28	2,136,158
Sempra Energy (5 year CMT + 4.550%)
3,335,000	4.875	(b)(e)	12/31/99	3,203,901

				18,778,290

Electrical Components & Equipment(a)(b) – 0.1%
WESCO Distribution, Inc.
1,473,000	7.250		06/15/28	1,514,995

Electronics(a)(b) – 0.3%
II-VI, Inc.
1,225,000	5.000		12/15/29	1,120,005
Imola Merger Corp.
6,867,000	4.750		05/15/29	5,976,694
TTM Technologies, Inc.
799,000	4.000		03/01/29	698,046

				7,794,745

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy-Alternate Sources(b) – 0.0%
Greenko Solar Mauritius Ltd.
$350,000	5.950%		07/29/26	$ 325,500
Greenko Wind Projects Mauritius Ltd.
380,000	5.500		04/06/25	357,746

				683,246

Engineering & Construction(b) – 0.6%
Aeropuerto Internacional de Tocumen SA
1,040,000	5.125		08/11/61	843,570
Aeropuertos Dominicanos Siglo XXI SA
1,630,000	6.750		03/30/29	1,608,606
Arcosa, Inc.
1,221,000	4.375	(a)	04/15/29	1,090,304
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par
950,000	4.050	(a)	04/27/26	854,288
Dycom Industries, Inc.
2,764,000	4.500	(a)	04/15/29	2,472,039
Global Infrastructure Solutions, Inc.(a)
4,435,000	5.625		06/01/29	3,648,541
1,390,000	7.500		04/15/32	1,184,780
IHS Holding Ltd.(a)
750,000	5.625		11/29/26	628,763
200,000	6.250		11/29/28	163,713
International Airport Finance SA
665,020	12.000		03/15/33	663,541
Mexico City Airport Trust
320,000	5.500		10/31/46	258,203
580,000	5.500		07/31/47	467,364

				13,883,712

Entertainment – 1.1%
Allen Media LLC/Allen Media Co-Issuer, Inc.
1,575,000	10.500	(a)(b)	02/15/28	646,994
Banijay Entertainment SASU
1,800,000	5.375	(a)(b)	03/01/25	1,736,478
Boyne USA, Inc.
1,275,000	4.750	(a)(b)	05/15/29	1,155,724
Cinemark Holdings, Inc.
2,840,000	4.500		08/15/25	3,191,592
Lions Gate Capital Holdings LLC
2,540,000	5.500	(a)(b)	04/15/29	1,649,755
Motion Bondco DAC
3,250,000	6.625	(a)(b)	11/15/27	2,938,065
Penn Entertainment, Inc.
3,067,000	4.125	(a)(b)	07/01/29	2,535,704
Scientific Games International, Inc.
500,000	7.000	(a)(b)	05/15/28	495,835
SeaWorld Parks & Entertainment, Inc.
4,880,000	5.250	(a)(b)	08/15/29	4,429,771
Six Flags Entertainment Corp.
1,854,000	5.500	(a)(b)	04/15/27	1,749,861
Warnermedia Holdings, Inc.(a)(b)
2,300,000	4.054		03/15/29	2,110,388
4,775,000	4.279		03/15/32	4,246,503

				26,886,670

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Environmental(b) – 0.6%
Covanta Holding Corp.
	$670,000	5.000%		09/01/30	$ 571,905
GFL Environmental, Inc.(a)
	730,000	5.125		12/15/26	710,356
	6,980,000	4.000		08/01/28	6,196,006
Madison IAQ LLC(a)
	4,294,000	4.125		06/30/28	3,781,554
	485,000	5.875		06/30/29	389,668
Stericycle, Inc.
	1,950,000	5.375	(a)	07/15/24	1,932,470

					13,581,959

Food & Drug Retailing – 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC(a)(b)
	1,995,000	5.875		02/15/28	1,950,651
	502,000	4.875		02/15/30	462,714
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertson’s LLC
	2,595,000	4.625	(a)(b)	01/15/27	2,463,226
Bellis Acquisition Co. PLC
GBP	475,000	3.250	(a)(b)	02/16/26	482,701
BRF GmbH
	$1,180,000	4.350		09/29/26	1,074,759
H-Food Holdings LLC/Hearthside Finance Co., Inc.
	2,820,000	8.500	(a)(b)	06/01/26	1,929,585
Kraft Heinz Foods Co.(b)
	2,303,000	5.000		07/15/35	2,309,471
	2,592,000	4.375		06/01/46	2,264,967
Performance Food Group, Inc.
	1,150,000	5.500	(a)(b)	10/15/27	1,109,808
Post Holdings, Inc.
	5,984,000	4.625	(a)(b)	04/15/30	5,266,100
US Foods, Inc.(a)(b)
	2,690,000	4.750		02/15/29	2,465,277
	1,020,000	4.625		06/01/30	918,357

					22,697,616

Gaming(b) – 0.1%
MGM Resorts International
	1,832,000	4.750		10/15/28	1,660,415

Hand/Machine Tools(a)(b) – 0.1%
Regal Rexnord Corp.
	2,020,000	6.300		02/15/30	2,056,643

Healthcare Providers & Services(b) – 1.2%
CAB SELAS
EUR	1,175,000	3.375	(a)	02/01/28	1,066,119
Catalent Pharma Solutions, Inc.(a)
	$1,005,000	3.125		02/15/29	833,909
	840,000	3.500		04/01/30	694,025

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(b) – (continued)
Chrome Holdco SASU
EUR	2,100,000	5.000	%(a)	05/31/29	$ 1,769,497
CHS/Community Health Systems, Inc.(a)
	$1,540,000	6.125		04/01/30	932,532
	2,170,000	4.750		02/15/31	1,667,124
DaVita, Inc.
	7,070,000	3.750	(a)	02/15/31	5,496,147
Encompass Health Corp.
	1,200,000	4.500		02/01/28	1,120,440
HCA, Inc.
	250,000	5.875		02/15/26	254,113
Laboratoire Eimer Selas
EUR	500,000	5.000	(a)	02/01/29	420,928
LifePoint Health, Inc.
	$2,635,000	5.375	(a)	01/15/29	1,765,397
Medline Borrower LP(a)
	3,270,000	3.875		04/01/29	2,797,943
	2,285,000	5.250		10/01/29	1,917,618
Molina Healthcare, Inc.
	1,893,000	3.875	(a)	05/15/32	1,587,848
Select Medical Corp.
	1,700,000	6.250	(a)	08/15/26	1,660,169
Tenet Healthcare Corp.
	2,000,000	6.250		02/01/27	1,955,000
	3,289,000	6.125	(a)	06/15/30	3,194,573

					29,133,382

Holding Companies-Diversified(b) – 0.0%
KOC Holding A/S
	700,000	6.500		03/11/25	687,225

Home Builders – 0.6%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC
	1,642,000	4.875	(a)(b)	02/15/30	1,277,181
Century Communities, Inc.
	4,550,000	3.875	(a)(b)	08/15/29	3,828,461
Installed Building Products, Inc.
	800,000	5.750	(a)(b)	02/01/28	737,360
KB Home
	1,805,000	7.250	(b)	07/15/30	1,812,725
LGI Homes, Inc.
	3,698,000	4.000	(a)(b)	07/15/29	2,994,751
PulteGroup, Inc.
	3,000,000	7.875		06/15/32	3,452,880
Taylor Morrison Communities, Inc.
	1,301,000	5.125	(a)(b)	08/01/30	1,189,244

					15,292,602

Home Furnishings(a)(b) – 0.1%
Tempur Sealy International, Inc.
	1,515,000	3.875		10/15/31	1,249,814

Household Products(b) – 0.1%
Central Garden & Pet Co.
	1,380,000	4.125		10/15/30	1,173,414

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Household Products(b) – (continued)
Spectrum Brands, Inc.
$108,000	5.750%		07/15/25	$ 107,187

				1,280,601

Housewares(b) – 0.2%
CD&R Smokey Buyer, Inc.
1,094,000	6.750	(a)	07/15/25	992,554
Newell Brands, Inc.
1,380,000	5.750		04/01/46	1,149,043
The Scotts Miracle-Gro Co.
3,702,000	4.000		04/01/31	3,006,468
Turkiye Sise ve Cam Fabrikalari A/S
530,000	6.950		03/14/26	513,040

				5,661,105

Insurance – 0.9%
Acrisure LLC/Acrisure Finance, Inc.(a)(b)
1,550,000	10.125		08/01/26	1,557,285
2,230,000	4.250		02/15/29	1,851,324
2,490,000	6.000		08/01/29	2,053,777
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
1,666,000	6.750	(a)(b)	10/15/27	1,560,092
American International Group, Inc.
2,250,000	3.400	(b)	06/30/30	2,059,560
BroadStreet Partners, Inc.
2,940,000	5.875	(a)(b)	04/15/29	2,595,373
Fidelity & Guaranty Life Holdings, Inc.
2,850,000	5.500	(a)(b)	05/01/25	2,845,183
Markel Corp. (5 year CMT + 5.662%)
1,500,000	6.000	(b)(e)	12/31/99	1,490,505
Prudential Financial, Inc.(b)(e)
(3M USD LIBOR + 3.920%)
1,000,000	5.625		06/15/43	994,180
(5 year CMT + 3.234%)
1,500,000	6.000		09/01/52	1,493,310
Sagicor Financial Co. Ltd.
790,000	5.300	(a)(b)	05/13/28	763,535
Transatlantic Holdings, Inc.
75,000	8.000		11/30/39	98,374
USI, Inc.
1,850,000	6.875	(a)(b)	05/01/25	1,840,898

				21,203,396

Internet – 1.6%
Booking Holdings, Inc.
2,850,000	4.625	(b)	04/13/30	2,863,281
Endurance International Group Holdings, Inc.
4,173,000	6.000	(a)(b)	02/15/29	3,004,935
Expedia Group, Inc.(b)
1,160,000	6.250	(a)	05/01/25	1,180,114
1,382,000	4.625		08/01/27	1,359,722
3,425,000	3.250		02/15/30	3,011,226
Gen Digital, Inc.
4,000,000	5.000	(a)(b)	04/15/25	3,922,080

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet – (continued)
Getty Images, Inc.
	$3,720,000	9.750	%(a)(b)	03/01/27	$ 3,690,575
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
	1,305,000	5.250	(a)(b)	12/01/27	1,264,075
GrubHub Holdings, Inc.
	3,400,000	5.500	(a)(b)	07/01/27	2,729,384
ION Trading Technologies Sarl
	1,868,000	5.750	(a)(b)	05/15/28	1,599,961
Match Group Holdings II LLC
	2,103,000	3.625	(a)(b)	10/01/31	1,687,721
Meituan(b)
	480,000	3.050		10/28/30	387,324
Prosus NV
	600,000	3.257	(b)	01/19/27	544,500
Uber Technologies, Inc.(a)(b)
	3,200,000	7.500		05/15/25	3,248,576
	1,800,000	6.250		01/15/28	1,762,002
	4,090,000	4.500		08/15/29	3,647,217
United Group B.V.
EUR	1,225,000	4.625	(a)(b)	08/15/28	1,077,203
Vnet Group, Inc.
	$220,000	0.000	(c)(d)	02/01/26	188,615

					37,168,511

Investment Companies(b) – 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	5,743,000	4.375		02/01/29	5,005,254

Iron/Steel – 0.2%
CAP SA
	200,000	3.900	(a)(b)	04/27/31	164,250
Cleveland-Cliffs, Inc.(b)
	2,250,000	5.875		06/01/27	2,212,133
	1,620,000	4.875	(a)	03/01/31	1,513,647
Metinvest B.V.(b)
	200,000	7.750		04/23/23	160,125
	200,000	8.500		04/23/26	105,500
Samarco Mineracao SA
	400,000	4.125	(i)	11/01/22	149,575
Vale Overseas Ltd.
	460,000	3.750	(b)	07/08/30	409,538

					4,714,768

Leisure Time(a)(b) – 0.0%
TUI Cruises GmbH
EUR	1,100,000	6.500		05/15/26	1,076,147

Lodging(b) – 0.2%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
	$3,795,000	5.000	(a)	06/01/29	3,392,540
Marriott Ownership Resorts, Inc.
	710,000	4.500	(a)	06/15/29	619,305
Melco Resorts Finance Ltd.
	630,000	5.625		07/17/27	571,449

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging(b) – (continued)
Studio City Finance Ltd.
	$200,000	6.000%		07/15/25	$ 185,500
Travel + Leisure Co.
	598,000	6.625	(a)	07/31/26	593,611

					5,362,405

Machinery - Construction & Mining(a)(b) – 0.1%
BWX Technologies, Inc.
	1,023,000	4.125		06/30/28	927,595
Vertiv Group Corp.
	2,956,000	4.125		11/15/28	2,571,365

					3,498,960

Machinery-Diversified(a)(b) – 0.3%
Chart Industries, Inc.
	1,735,000	7.500		01/01/30	1,772,337
Titan Acquisition Ltd./Titan Co-Borrower LLC
	588,000	7.750		04/15/26	556,072
TK Elevator Holdco GmbH
	4,509,000	7.625		07/15/28	4,005,345

					6,333,754

Media – 3.2%
Altice Financing SA(a)(b)
	1,848,000	5.000		01/15/28	1,571,040
EUR	2,975,000	4.250		08/15/29	2,608,602
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b)
	$4,980,000	4.750		03/01/30	4,354,811
	4,800,000	4.750		02/01/32	4,078,848
	6,580,000	4.250		01/15/34	5,142,994
Charter Communications Operating LLC/Charter Communications Operating Capital
	12,000,000	6.384	(b)	10/23/35	12,226,080
Comcast Corp.
	2,827,000	2.800	(b)	01/15/51	1,959,422
Cumulus Media New Holdings, Inc.
	2,421,000	6.750	(a)(b)	07/01/26	2,021,196
Diamond Sports Group LLC/Diamond Sports Finance Co.
	3,345,000	6.625	(a)(b)	08/15/27	68,071
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
	5,980,000	5.875	(a)(b)	08/15/27	5,416,445
DISH DBS Corp.
	1,720,000	5.250	(a)(b)	12/01/26	1,482,038
	1,700,000	7.375	(b)	07/01/28	1,222,198
	4,195,000	5.125		06/01/29	2,667,810
iHeartCommunications, Inc.(b)
	4,605,000	8.375		05/01/27	4,128,336
	550,000	4.750	(a)	01/15/28	470,580
LCPR Senior Secured Financing DAC
	3,156,000	5.125	(a)(b)	07/15/29	2,775,954
News Corp.
	2,470,000	3.875	(a)(b)	05/15/29	2,212,824
Nexstar Media, Inc.
	1,500,000	5.625	(a)(b)	07/15/27	1,429,020

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Scripps Escrow II, Inc.
	$1,305,000	5.375	%(a)(b)	01/15/31	$ 1,052,652
Scripps Escrow, Inc.
	1,050,000	5.875	(a)(b)	07/15/27	937,839
Sinclair Television Group, Inc.
	1,210,000	5.125	(a)(b)	02/15/27	1,073,088
Sirius XM Radio, Inc.(a)(b)
	820,000	3.125		09/01/26	739,279
	5,020,000	4.000		07/15/28	4,462,429
	2,260,000	3.875		09/01/31	1,859,483
TEGNA, Inc.
	2,300,000	4.625	(b)	03/15/28	2,160,091
Telecomunicaciones Digitales SA
	450,000	4.500	(b)	01/30/30	396,281
Townsquare Media, Inc.
	2,038,000	6.875	(a)(b)	02/01/26	1,910,931
Urban One, Inc.
	3,900,000	7.375	(a)(b)	02/01/28	3,521,388
Ziggo B.V.
	1,628,000	4.875	(a)(b)	01/15/30	1,420,186
Ziggo Bond Co. B.V.(a)(b)
EUR	675,000	3.375		02/28/30	568,356
	$500,000	5.125		02/28/30	413,170

					76,351,442

Mining – 0.5%
Constellium SE
	2,585,000	3.750	(a)(b)	04/15/29	2,209,167
Endeavour Mining PLC(b)
	200,000	5.000	(a)	10/14/26	176,725
	200,000	5.000		10/14/26	176,725
First Quantum Minerals Ltd.(b)
	550,000	6.875	(a)	10/15/27	530,461
Freeport-McMoRan, Inc.
	2,000,000	5.400	(b)	11/14/34	1,993,820
Glencore Finance Canada Ltd.
	3,000,000	5.550	(a)	10/25/42	2,879,070
Glencore Funding LLC
	2,975,000	2.850	(a)(b)	04/27/31	2,551,003
Novelis Corp.
	2,400,000	4.750	(a)(b)	01/30/30	2,193,408
Stillwater Mining Co.
	200,000	4.000	(b)	11/16/26	185,000

					12,895,379

Miscellaneous Manufacturing – 0.3%
General Electric Co.
	1,950,000	6.750		03/15/32	2,244,255
(3M USD LIBOR + 3.330%)
	4,477,000	8.099	(b)(e)	12/29/49	4,460,972
Hillenbrand, Inc.
	1,349,000	3.750	(b)	03/01/31	1,136,897

					7,842,124

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Multi-National – 0.1%
Black Sea Trade & Development Bank
$270,000	3.500%		06/25/24	$ 245,565
The African Export-Import Bank
670,000	3.994	(b)	09/21/29	593,453
The Eastern & Southern African Trade & Development Bank
750,000	4.875		05/23/24	730,680
520,000	4.125		06/30/28	446,503

				2,016,201

Office & Business Equipment(b) – 0.1%
CDW LLC/CDW Finance Corp.
1,440,000	4.125		05/01/25	1,394,453
Xerox Holdings Corp.
1,055,000	5.000	(a)	08/15/25	986,467

				2,380,920

Oil & Gas – 0.0%
YPF SA
218,750	8.500		03/23/25	206,213

Oil Field Services – 2.4%
California Resources Corp.
2,135,000	7.125	(a)(b)	02/01/26	2,077,825
Cia General de Combustibles SA
121,380	9.500	(a)	03/08/25	123,049
Civitas Resources, Inc.
1,345,000	5.000	(a)(b)	10/15/26	1,259,014
Continental Resources, Inc.
1,306,000	5.750	(a)(b)	01/15/31	1,282,009
DNO ASA(a)(b)
196,690	8.375		05/29/24	196,321
1,430,000	7.875		09/09/26	1,362,075
Ecopetrol SA(b)
470,000	4.625		11/02/31	370,148
910,000	8.875		01/13/33	931,658
650,000	5.875		11/02/51	449,312
EQT Corp.(b)
460,000	3.900		10/01/27	436,232
1,915,000	3.625	(a)	05/15/31	1,676,697
Genel Energy Finance 4 PLC
200,000	9.250	(a)(b)	10/14/25	191,500
Geopark Ltd.
400,000	5.500	(a)(b)	01/17/27	354,825
Guara Norte S.a.r.l
865,042	5.198		06/15/34	781,241
Hunt Oil Co. of Peru LLC Sucursal Del Peru
1,022,580	6.375		06/01/28	980,910
KazMunayGas National Co. JSC(b)
970,000	3.500		04/14/33	736,599
Kosmos Energy Ltd.
1,180,000	7.125	(b)	04/04/26	1,061,841
Leviathan Bond Ltd.
470,000	5.750	(a)(b)	06/30/23	467,885
Lukoil Securities B.V.
250,000	3.875	(a)	05/06/30	175,156

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
MEG Energy Corp.(a)(b)
	$2,480,000	7.125%		02/01/27	$ 2,544,282
	1,250,000	5.875		02/01/29	1,199,137
Nabors Industries, Inc.(a)(b)
	2,645,000	9.000		02/01/25	2,688,960
	4,795,000	7.375		05/15/27	4,801,233
Noble Finance Co.(b)(g)
(PIK 15.000%, Cash 11.000%)
	55,098	11.000	(a)	02/15/28	60,022
(PIK 15.000%, Cash 11.000%)
	564,689	11.000		02/15/28	615,150
Occidental Petroleum Corp.
	2,550,000	6.625	(b)	09/01/30	2,709,502
Petrobras Global Finance BV(b)
	930,000	5.500		06/10/51	723,656
Petroleos Mexicanos
	210,000	6.490	(b)	01/23/27	196,445
	560,000	6.500		03/13/27	527,674
Range Resources Corp.
	985,000	4.750	(a)(b)	02/15/30	885,850
Saka Energi Indonesia PT
	200,000	4.450		05/05/24	193,750
SEPLAT Energy PLC
	630,000	7.750	(a)(b)	04/01/26	546,840
ShaMaran Petroleum Corp.
	870,000	12.000	(a)(b)	07/30/25	828,131
Southwestern Energy Co.
	1,445,000	4.750	(b)	02/01/32	1,273,681
Sunoco LP/Sunoco Finance Corp.
	6,970,000	4.500	(b)	05/15/29	6,318,863
TechnipFMC PLC
	3,635,000	6.500	(a)(b)	02/01/26	3,612,427
Tengizchevroil Finance Co. International Ltd.(b)
	830,000	2.625		08/15/25	742,850
	200,000	3.250		08/15/30	150,750
Tiger Holdco Pte Ltd.(g)
	212,334	13.000	(a)(b)	06/10/23	210,874
Transocean Poseidon Ltd.
	910,875	6.875	(a)(b)	02/01/27	904,344
Transocean Titan Financing Ltd.
	815,000	8.375	(b)	02/01/28	845,766
Transocean, Inc.(a)
	4,448,000	11.500	(b)	01/30/27	4,644,513
(b)	360,000	8.750		02/15/30	371,707
Tullow Oil PLC
	1,020,000	7.000	(b)	03/01/25	724,200
USA Compression Partners LP/USA Compression Finance Corp.
	4,480,000	6.875	(b)	04/01/26	4,396,358
YPF SA
	567,000	8.750		04/04/24	543,186

					58,174,448

Packaging – 0.8%
ARD Finance SA(g) (PIK 5.750%, Cash 5.000%)
EUR	2,648,270	5.000	(b)	06/30/27	2,182,823

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging – (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
	$523,000	6.000	%(a)	06/15/27	$ 523,021
EUR	2,531,000	3.000		09/01/29	2,139,241
	$1,463,000	4.000	(a)	09/01/29	1,211,452
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
	3,295,000	5.250	(a)(b)	08/15/27	2,716,332
Berry Global, Inc.(a)(b)
	1,308,000	4.500		02/15/26	1,270,107
	2,000,000	5.625		07/15/27	1,966,100
LABL, Inc.
	1,750,000	6.750	(a)(b)	07/15/26	1,696,013
Owens-Brockway Glass Container, Inc.
	527,000	5.875	(a)	08/15/23	527,522
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
	1,410,000	4.000	(a)(b)	10/15/27	1,266,659
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA
	290,000	3.500	(a)(b)	08/02/28	246,500
Sealed Air Corp.(a)(b)
	220,000	6.125		02/01/28	222,050
	1,843,000	6.875		07/15/33	1,916,757
Trivium Packaging Finance B.V.(a)(b)
	1,075,000	5.500		08/15/26	1,032,849
	1,300,000	8.500		08/15/27	1,251,237

					20,168,663

Pharmaceuticals(b) – 1.0%
AbbVie, Inc.
	6,650,000	3.200		11/21/29	6,176,852
AdaptHealth LLC(a)
	1,445,000	6.125		08/01/28	1,371,233
	670,000	4.625		08/01/29	582,933
	1,020,000	5.125		03/01/30	908,596
Bausch Health Cos., Inc.
	2,240,000	6.125	(a)	02/01/27	1,527,187
Becton Dickinson & Co.
	3,200,000	2.823		05/20/30	2,845,024
Cheplapharm Arzneimittel GmbH
	1,268,000	5.500	(a)	01/15/28	1,130,029
CVS Health Corp.
	4,715,000	3.750		04/01/30	4,417,672
Organon & Co./Organon Foreign Debt Co.-Issuer BV(a)
	700,000	4.125		04/30/28	635,215
	1,950,000	5.125		04/30/31	1,755,585
Prestige Brands, Inc.
	1,855,000	3.750	(a)	04/01/31	1,573,801
Teva Pharmaceutical Finance Netherlands II BV
EUR	210,000	3.750		05/09/27	206,476

					23,130,603

Pipelines – 3.7%
Buckeye Partners LP(b)
	$2,100,000	4.350		10/15/24	2,037,336
	4,636,000	3.950		12/01/26	4,253,947

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Buckeye Partners LP(b) – (continued)
$929,000	4.125%		12/01/27	$ 840,271
1,217,000	4.500	(a)	03/01/28	1,116,451
Cheniere Energy Partners LP
1,800,000	4.500	(b)	10/01/29	1,689,354
CNX Midstream Partners LP
1,210,000	4.750	(a)(b)	04/15/30	1,023,285
CQP Holdco LP/BIP-V Chinook Holdco LLC
4,130,000	5.500	(a)(b)	06/15/31	3,764,247
DCP Midstream Operating LP
4,000,000	6.750	(a)	09/15/37	4,408,840
DT Midstream, Inc.
4,130,000	4.375	(a)(b)	06/15/31	3,610,363
Energy Transfer LP
2,985,000	6.625		10/15/36	3,178,756
Enterprise Products Operating LLC (3M USD LIBOR + 2.778%)
1,000,000	7.538	(b)(e)	06/01/67	888,310
EQM Midstream Partners LP
2,305,000	7.500	(a)(b)	06/01/27	2,311,362
Galaxy Pipeline Assets Bidco Ltd.
920,000	3.250		09/30/40	725,823
Genesis Energy LP/Genesis Energy Finance Corp.
2,010,000	7.750	(b)	02/01/28	1,946,183
Global Partners LP/GLP Finance Corp.
3,922,000	6.875	(b)	01/15/29	3,698,721
GNL Quintero SA
206,496	4.634		07/31/29	202,108
Hess Midstream Operations LP
990,000	5.500	(a)(b)	10/15/30	923,096
Howard Midstream Energy Partners LLC
1,565,000	6.750	(a)(b)	01/15/27	1,525,797
ITT Holdings LLC
3,380,000	6.500	(a)(b)	08/01/29	2,938,369
Kinder Morgan Energy Partners LP
7,000,000	7.300		08/15/33	7,963,970
Kinetik Holdings LP
3,490,000	5.875	(a)(b)	06/15/30	3,328,797
MPLX LP
5,925,000	2.650	(b)	08/15/30	5,058,646
NuStar Logistics LP
2,569,000	6.375	(b)	10/01/30	2,475,334
Oleoducto Central SA
490,000	4.000	(b)	07/14/27	433,436
Plains All American Pipeline LP/PAA Finance Corp.
3,000,000	3.600	(b)	11/01/24	2,928,420
Sabine Pass Liquefaction LLC
2,275,000	4.200	(b)	03/15/28	2,204,725
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(b)
3,260,000	5.750		04/15/25	2,803,893
3,370,000	8.500	(a)	10/15/26	3,279,718
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b)
525,000	6.000		12/31/30	478,191
4,485,000	6.000		09/01/31	4,043,228

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
	$1,910,000	4.875	%(b)	02/01/31	$ 1,795,954
The Williams Cos., Inc.
	7,000,000	7.500		01/15/31	7,945,070
Venture Global Calcasieu Pass LLC
	3,243,000	4.125	(a)(b)	08/15/31	2,877,449

					88,699,450

Real Estate – 0.2%
Central China Real Estate Ltd.(b)
	260,000	7.500		07/14/25	78,000
China SCE Group Holdings Ltd.(b)
	200,000	6.000		02/04/26	99,000
CIFI Holdings Group Co. Ltd.(b)
	260,000	4.800		05/17/28	79,755
Country Garden Holdings Co. Ltd.
	210,000	5.625	(d)	12/15/26	143,955
GTC Aurora Luxembourg SA
EUR	250,000	2.250	(b)	06/23/26	202,618
IRSA Inversiones y Representaciones SA
	$277,787	8.750	(a)(b)	06/22/28	272,752
Realogy Group LLC/Realogy Co.-Issuer Corp.
	2,080,000	5.750	(a)(b)	01/15/29	1,631,760
Redsun Properties Group Ltd.
	230,000	7.300	(b)(i)	01/13/25	43,240
Shimao Group Holdings Ltd.(b)
	360,000	3.450		01/11/31	76,500
Sunac China Holdings Ltd.(b)
	370,000	6.500		07/09/23	105,450
	200,000	7.950	(i)	10/11/23	57,500
	200,000	6.650		08/03/24	57,000
	320,000	6.500		01/26/26	91,200
The Howard Hughes Corp.
	734,000	4.125	(a)(b)	02/01/29	633,376

					3,572,106

Real Estate Investment Trust(b) – 0.8%
American Tower Corp.
	2,125,000	3.950		03/15/29	2,000,560
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
	600,000	5.750	(a)	05/15/26	565,752
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332
	390,000	4.375	(a)	07/22/31	297,375
Crown Castle, Inc.
	300,000	4.150		07/01/50	249,639
Iron Mountain Information Management Services, Inc.
	2,395,000	5.000	(a)	07/15/32	2,078,596
MPT Operating Partnership LP/MPT Finance Corp.
	3,000,000	5.000		10/15/27	2,536,740
	2,680,000	3.500		03/15/31	1,888,221
SBA Communications Corp.
	2,637,000	3.875		02/15/27	2,436,008

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(b) – (continued)
Starwood Property Trust, Inc.
$2,700,000	4.750%		03/15/25	$ 2,612,412
Trust Fibra Uno
510,000	4.869		01/15/30	467,632
VICI Properties LP
2,480,000	4.750		02/15/28	2,412,966
VICI Properties LP/VICI Note Co., Inc.(a)
1,526,000	3.500		02/15/25	1,452,279
1,306,000	4.625		06/15/25	1,265,514

				20,263,694

Retailing(b) – 1.4%
Arko Corp.
1,770,000	5.125	(a)	11/15/29	1,401,822
Asbury Automotive Group, Inc.(a)
1,462,000	4.625		11/15/29	1,291,765
809,000	5.000		02/15/32	698,774
AutoNation, Inc.
961,000	4.750		06/01/30	903,100
Beacon Roofing Supply, Inc.
2,560,000	4.125	(a)	05/15/29	2,205,875
eG Global Finance PLC
3,800,000	6.750	(a)	02/07/25	3,523,930
Foundation Building Materials, Inc.
2,540,000	6.000	(a)	03/01/29	2,043,125
GYP Holdings III Corp.
1,160,000	4.625	(a)	05/01/29	976,152
InRetail Consumer
400,000	3.250		03/22/28	344,250
LCM Investments Holdings II LLC
3,020,000	4.875	(a)	05/01/29	2,492,225
Lowe’s Cos., Inc.
2,062,000	3.750		04/01/32	1,912,010
Penske Automotive Group, Inc.
2,179,000	3.750		06/15/29	1,851,191
Specialty Building Products Holdings LLC/SBP Finance Corp.
3,446,000	6.375	(a)	09/30/26	3,103,364
SRS Distribution, Inc.(a)
1,912,000	4.625		07/01/28	1,757,893
3,525,000	6.125		07/01/29	3,031,112
Suburban Propane Partners LP/Suburban Energy Finance Corp.
2,245,000	5.000	(a)	06/01/31	1,960,020
The Home Depot, Inc.
1,170,000	3.350		04/15/50	936,304
Yum! Brands, Inc.
3,064,000	4.750	(a)	01/15/30	2,872,194

				33,305,106

Semiconductors(b) – 0.5%
Amkor Technology, Inc.
1,398,000	6.625	(a)	09/15/27	1,402,879
Broadcom, Inc.
3,723,000	4.150		11/15/30	3,473,373
2,069,000	3.469	(a)	04/15/34	1,714,849
1,856,000	3.137	(a)	11/15/35	1,440,813
3,319,000	3.187	(a)	11/15/36	2,537,210

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(b) – (continued)
NXP B.V./NXP Funding LLC/NXP USA, Inc.
	$975,000	4.400%		06/01/27	$ 958,649
	982,000	3.400		05/01/30	879,734
Qorvo, Inc.
	750,000	4.375		10/15/29	678,900

					13,086,407

Software(b) – 1.0%
AthenaHealth Group, Inc.
	4,765,000	6.500	(a)	02/15/30	3,932,316
Castle U.S. Holding Corp.
	4,104,000	9.500	(a)	02/15/28	1,602,243
Clarivate Science Holdings Corp.(a)
	3,509,000	3.875		07/01/28	3,132,976
	2,401,000	4.875		07/01/29	2,111,439
Elastic NV
	1,835,000	4.125	(a)	07/15/29	1,572,155
Oracle Corp.
	1,405,000	3.600		04/01/50	1,034,263
Playtika Holding Corp.
	3,198,000	4.250	(a)	03/15/29	2,656,994
PTC, Inc.
	4,000	3.625	(a)	02/15/25	3,837
ROBLOX Corp.
	1,975,000	3.875	(a)	05/01/30	1,664,490
SS&C Technologies, Inc.
	850,000	5.500	(a)	09/30/27	817,122
TeamSystem SpA
EUR	3,100,000	3.500	(a)	02/15/28	2,953,883
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
	$1,450,000	3.875	(a)	02/01/29	1,250,784

					22,732,502

Sovereign(b)(e) – 0.2%
CoBank ACB (3M USD LIBOR + 4.660%)
	5,350,000	6.250		12/29/49	5,322,876

Technology - Software/Services(a)(b) – 0.1%
Virtusa Corp.
	2,371,000	7.125		12/15/28	1,992,185

Telecommunication Services – 1.4%
Altice France SA
	4,695,000	5.500	(a)(b)	10/15/29	3,708,393
America Movil SAB de CV
	770,000	5.375	(a)(b)	04/04/32	715,138
AT&T, Inc.(b)
	2,900,000	2.750		06/01/31	2,503,367
	3,475,000	2.250		02/01/32	2,839,214
Axian Telecom
	250,000	7.375	(a)(b)	02/16/27	228,484
CommScope, Inc.
	1,430,000	7.125	(a)(b)	07/01/28	1,123,208
CT Trust
	1,480,000	5.125	(b)	02/03/32	1,291,300

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Digicel Group Holdings Ltd.(g) (PIK 3.000%, Cash 5.000%)
	$656,043	8.000	%(a)(b)	04/01/25	$ 160,649
Intelsat Jackson Holdings SA(f)
	708,000	0.000		08/01/23	—
	3,000,000	0.000	(a)	10/15/24	—
Lorca Telecom Bondco SA
EUR	1,525,000	4.000	(a)(b)	09/18/27	1,521,243
Lumen Technologies, Inc.
	$2,870,000	7.650		03/15/42	1,889,292
MTN Mauritius Investments Ltd.
	420,000	6.500		10/13/26	425,329
Nokia of America Corp.
	3,000,000	6.450		03/15/29	2,866,680
Sprint Capital Corp.
	1,150,000	8.750		03/15/32	1,419,882
Telecom Argentina SA
	158,000	8.500	(a)	08/06/25	154,544
Telecom Italia Capital SA
	1,800,000	7.200		07/18/36	1,533,294
	1,000,000	7.721		06/04/38	862,690
T-Mobile USA, Inc.(b)
	7,351,000	3.875		04/15/30	6,884,064
	1,896,000	4.500		04/15/50	1,673,542
Verizon Communications, Inc.
	2,800,000	3.150	(b)	03/22/30	2,541,504

					34,341,817

Telecommunications(b) – 0.0%
Telefonica Celular Del Paraguay SA
	750,000	5.875		04/15/27	698,578

Toys/Games/Hobbies(a)(b) – 0.1%
Mattel, Inc.
	2,185,000	3.375		04/01/26	2,043,871

Transportation – 0.2%
Canadian Pacific Railway Co.
	1,900,000	2.450	(b)	12/02/31	1,640,555
Cargo Aircraft Management, Inc.
	785,000	4.750	(a)(b)	02/01/28	710,205
MV24 Capital B.V.
	291,210	6.748	(a)	06/01/34	276,358
	659,505	6.748		06/01/34	625,870
Transnet SOC Ltd.
	380,000	8.250	(a)	02/06/28	380,950
XPO Escrow Sub LLC(b)
	1,745,000	7.500	(a)	11/15/27	1,793,302

					5,427,240

Trucking & Leasing(a)(b) – 0.1%
Fortress Transportation & Infrastructure Investors LLC
	2,220,000	5.500		05/01/28	1,955,887

TOTAL CORPORATE OBLIGATIONS (Cost $1,156,813,780)					$1,044,547,407

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 38.9%
Aerospace & Defense – 0.4%
47,766	L3Harris Technologies, Inc.	$ 10,261,092

Banks – 3.5%
429,723	Bank of America Corp.	15,246,572
414,957	BNP Paribas SA ADR	14,241,324
189,670	JPMorgan Chase & Co.	26,546,213
1,485,552	Nordea Bank Abp ADR	17,425,525
225,255	Truist Financial Corp.	11,125,345

		84,584,979

Beverages – 0.8%
180,643	Coca-Cola Europacific Partners PLC	10,155,749
132,102	The Coca-Cola Co.	8,100,495

		18,256,244

Biotechnology – 0.6%
22,247	Amgen, Inc.	5,615,143
111,035	Gilead Sciences, Inc.	9,320,278

		14,935,421

Capital Markets – 1.6%
154,194	BlackRock, Inc.	23,072,490
87,492	Morgan Stanley	8,515,596
56,699	Singapore Exchange Ltd. ADR	5,971,539

		37,559,625

Chemicals – 1.0%
33,724	Air Products & Chemicals, Inc.	10,808,879
36,771	Linde PLC	12,168,995

		22,977,874

Commerical Services & Supplies – 0.5%
97,898	Republic Services, Inc.	12,219,628

Communications Equipment – 0.8%
286,954	Cisco Systems, Inc.	13,966,051
35,606	Intelsat Emergence SA(i)	815,983
148,942	Juniper Networks, Inc.	4,810,826

		19,592,860

Construction & Engineering – 0.3%
271,546	Vinci SA ADR	7,668,459

Consumer Finance – 0.4%
51,573	American Express Co.	9,021,665

Containers & Packaging – 0.2%
103,760	International Paper Co.	4,339,243

Diversified Telecommunication Services – 0.7%
774,414	AT&T, Inc.	15,774,813

Electric Utilities – 0.8%
183,122	NextEra Energy, Inc.	13,666,395

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – (continued)
86,740	Xcel Energy, Inc.	$ 5,965,110

		19,631,505

Electrical Equipment – 1.5%
94,186	Eaton Corp. PLC	15,277,911
602,008	Schneider Electric SE ADR	19,529,140

		34,807,051

Electronic Equipment, Instruments & Components – 0.3%
52,213	TE Connectivity Ltd.	6,638,883

Energy Equipment & Services(i) –0.1%
63,962	Noble Corp. PLC	2,602,614

Entertainment – 0.2%
30,997	Electronic Arts, Inc.	3,988,694

Equity Real Estate Investment Trusts (REITs) – 2.1%
46,950	Alexandria Real Estate Equities, Inc.	7,546,743
42,573	American Tower Corp.	9,510,383
37,336	AvalonBay Communities, Inc.	6,624,900
62,713	Digital Realty Trust, Inc.	7,188,164
110,028	Healthpeak Properties, Inc.	3,023,569
172,942	Hudson Pacific Properties, Inc.	1,969,809
49,911	Regency Centers Corp.	3,325,570
197,282	Ventas, Inc.	10,221,180

		49,410,318

Food & Staples Retailing – 0.9%
301,655	Koninklijke Ahold Delhaize NV ADR	8,980,270
77,783	Walmart, Inc.	11,190,640

		20,170,910

Food Products – 1.4%
73,013	Archer-Daniels-Midland Co.	6,049,127
101,122	General Mills, Inc.	7,923,920
101,506	Nestle SA ADR	12,405,556
161,753	The Kraft Heinz Co.	6,555,849

		32,934,452

Health Care Equipment & Supplies – 0.6%
75,273	Abbott Laboratories	8,321,430
50,203	Zimmer Biomet Holdings, Inc.	6,392,850

		14,714,280

Health Care Providers & Services – 0.9%
140,877	CVS Health Corp.	12,428,169
19,995	UnitedHealth Group, Inc.	9,981,304

		22,409,473

Hotels, Restaurants & Leisure – 0.8%
44,974	McDonald’s Corp.	12,026,048

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
60,045	Yum! Brands, Inc.	$ 7,836,473

		19,862,521

Household Products – 0.7%
575,602	Reckitt Benckiser Group PLC ADR	8,311,693
56,840	The Procter & Gamble Co.	8,092,879

		16,404,572

Industrial Conglomerates – 0.5%
53,017	Honeywell International, Inc.	11,052,984

Insurance – 1.8%
54,862	Chubb Ltd.	12,480,556
51,184	Marsh & McLennan Cos., Inc.	8,952,593
168,841	MetLife, Inc.	12,328,770
190,163	Zurich Insurance Group AG ADR	9,402,610

		43,164,529

IT Services – 0.9%
22,337	Accenture PLC Class A Class A	6,233,140
79,803	Fidelity National Information Services, Inc.	5,988,417
70,901	International Business Machines Corp.	9,552,492

		21,774,049

Machinery – 0.8%
32,171	Caterpillar, Inc.	8,116,421
48,696	Illinois Tool Works, Inc.	11,494,204

		19,610,625

Media – 0.6%
194,739	Bright Pattern Holding Co.(f)(i)	1,947
153,313	Comcast Corp. Class A	6,032,867
65,985	Omnicom Group, Inc.	5,674,050
81,145	The New York Times Co. Class A	2,827,092

		14,535,956

Metals & Mining – 0.6%
172,339	Rio Tinto PLC ADR	13,675,100

Multiline Retail – 0.4%
60,909	Target Corp.	10,484,875

Multi-Utilities – 1.6%
97,027	Ameren Corp.	8,428,735
118,777	CMS Energy Corp.	7,505,519
106,208	Dominion Energy, Inc.	6,759,077
115,385	National Grid PLC ADR	7,358,101
51,826	Sempra Energy	8,309,263

		38,360,695

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 3.0%
2,490	Chesapeake Energy Corp.	$ 215,933
136,159	ConocoPhillips	16,593,697
41,326	EOG Resources, Inc.	5,465,364
189,190	Exxon Mobil Corp.	21,947,932
39,012	Pioneer Natural Resources Co.	8,986,414
290,987	Shell PLC ADR	17,112,945
86,915	Summit Midstream Partners LP(i)	1,531,442

		71,853,727

Personal Products – 0.4%
189,776	Unilever PLC ADR	9,697,554

Pharmaceuticals – 3.3%
142,654	AstraZeneca PLC ADR	9,325,292
293,283	Bristol-Myers Squibb Co.	21,307,010
47,109	Eli Lilly & Co.	16,212,563
133,498	Johnson & Johnson	21,816,243
255,848	Roche Holding AG ADR	10,016,449

		78,677,557

Real Estate Management & Development – 0.4%
695,040	Vonovia SE ADR	9,813,965

Road & Rail – 0.3%
30,293	Norfolk Southern Corp.	7,446,322

Semiconductors & Semiconductor Equipment – 1.3%
24,511	KLA Corp.	9,620,077
126,200	Marvell Technology, Inc.	5,445,530
39,005	Texas Instruments, Inc.	6,912,076
108,282	Tokyo Electron Ltd. ADR	9,447,605

		31,425,288

Software – 0.3%
194,739	Aspect Software, Inc. Class B(f)(i)	1,947
27,882	Microsoft Corp.	6,909,439

		6,911,386

Specialty Retail – 0.6%
20,862	Advance Auto Parts, Inc.	3,176,865
118,094	Foot Locker, Inc.	5,138,270
54,032	Ross Stores, Inc.	6,386,042

		14,701,177

Technology Hardware, Storage & Peripherals – 0.1%
43,262	NetApp, Inc.	2,865,242

Textiles, Apparel & Luxury Goods – 0.2%
122,710	Tapestry, Inc.	5,591,895

Trading Companies & Distributors – 0.4%
181,494	Fastenal Co.	9,174,522

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Water Utilities – 0.3%
44,805	American Water Works Co., Inc.	$ 7,011,534

TOTAL COMMON STOCKS (Cost $750,669,412)		$ 928,596,158

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(e)(j) – 6.5%
Advertising – 0.0%
CMG Media Corp. (3M USD LIBOR + 3.500%)
$1,164,240	8.230%		12/17/26	$ 1,102,151

Aerospace & Defense – 0.1%
ADS Tactical, Inc. (1M USD LIBOR + 5.750%)
3,657,305	10.139		03/19/26	3,358,613

Auto Parts & Equipment(f) – 0.0%
First Brands Group LLC (3M USD SOFR + 5.246%)
700,000	10.246		03/30/27	672,000

Automotive – 0.5%
First Brands Group LLC (3M USD LIBOR + 8.500%)
2,900,000	13.602		03/30/28	2,608,202
(3M USD SOFR + 5.000%)
3,300,353	10.250		03/30/27	3,222,795
Garrett LX I S.a.r.l. (3M USD LIBOR + 3.250%)
2,765,000	8.080		04/30/28	2,732,732
OEConnection LLC (1M USD LIBOR + 4.000%)
2,525,430	4.148		09/25/26	2,455,981

				11,019,710

Building & Construction Materials – 0.1%
Energize HoldCo LLC (1M USD LIBOR + 3.750%)
2,307,592	8.320		12/08/28	2,268,178
(3M USD LIBOR + 6.750%)
1,250,000	11.320	(f)	12/07/29	1,150,000

				3,418,178

Building Materials – 0.1%
Icebox Holdco III, Inc.
(3M USD LIBOR + 3.500%)
2,210,220	8.230		12/22/28	2,121,811
(3M USD LIBOR + 6.750%)
625,000	7.250		12/21/29	553,125

				2,674,936

Chemicals – 0.4%
Momentive Performance Materials, Inc. (1M USD LIBOR + 3.250%)
4,629,891	7.820		05/15/24	4,622,669

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(e)(j) – (continued)
Chemicals – (continued)
Starfruit Finco B.V. (3M USD LIBOR + 2.750%)
$4,637,107	7.526%	10/01/25	$ 4,584,939

			9,207,608

Commercial Services – 0.3%
Anticimex International AB
(3M USD LIBOR + 3.500%)
1,983,196	8.235	11/16/28	1,959,020
(3M USD LIBOR + 4.000%)
2,958,329	8.735	11/16/28	2,930,610
Vaco Holdings, LLC (3M USD SOFR + 5.000%)
1,262,250	9.730	01/21/29	1,238,053

			6,127,683

Computers – 0.2%
Peraton Corp. (1M USD LIBOR + 7.750%)
1,747,455	12.220	02/01/29	1,688,915
Virtusa Corp. (1M USD LIBOR + 3.750%)
1,903,232	8.320	02/11/28	1,881,231

			3,570,146

Consumer Cyclical Services – 0.1%
The Hertz Corp.
(1M USD LIBOR + 3.250%)
2,652,168	7.820	06/30/28	2,638,298
(1M USD LIBOR + 3.250%)
507,444	7.820	06/30/28	504,789

			3,143,087

Diversified Financial Services – 0.1%
Fiserv Investment Solutions, Inc. (1M USD LIBOR + 4.482%)
633,750	8.482	02/18/27	621,601
Syncapay, Inc. (3M USD LIBOR + 6.500%)
2,041,800	11.230	12/10/27	2,023,934

			2,645,535

Energy-Alternate Sources – 0.1%
TerraForm Power Operating, LLC (3M USD SOFR + 2.750%)
2,139,250	7.430	05/21/29	2,136,576

Engineering & Construction – 0.1%
Brown Group Holding LLC (1M USD SOFR + 3.750%)
1,197,000	7.419	07/02/29	1,196,174
KKR Apple Bidco LLC(f) (1M USD LIBOR + 5.750%)
325,000	10.320	09/21/29	318,500

			1,514,674

Environmental – 0.2%
Packers Holdings LLC (3M USD LIBOR + 3.250%)
4,740,822	7.709	03/09/28	4,381,325

Food – 0.0%
Sigma Bidco B.V. (3M USD LIBOR)
820,703	3.000	07/02/25	757,780

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(e)(j) – (continued)
Food & Drug Retailing – 0.0%
B&G Foods, Inc. (1M USD LIBOR + 2.500%)
	$563,121	6.884%	10/10/26	$ 538,366

Health Care - Services – 0.1%
ICON Luxembourg S.a.r.l. (3M USD LIBOR + 2.250%)
	762,297	2.750	07/03/28	762,015
Verscend Holding Corp. (1M USD LIBOR + 4.000%)
	1,344,404	8.570	08/27/25	1,340,559

				2,102,574

Healthcare Providers & Services – 0.3%
Insulet Corp. (3M USD LIBOR + 3.250%)
	4,604,441	7.926	05/04/28	4,595,830
PRA Health Sciences, Inc. (3M USD LIBOR + 2.250%)
	189,927	7.000	07/03/28	189,857
RegionalCare Hospital Partners Holdings, Inc. (3M USD PRIME + 2.750%)
	3,200,000	8.575	11/16/25	3,104,896

				7,890,583

Home Construction – 0.2%
Chamberlain Group, Inc. (1M USD LIBOR + 3.250%)
	4,380,750	7.634	11/03/28	4,223,788

Industrial Services – 0.1%
LaserShip, Inc. (3M USD LIBOR + 4.500%)
	2,419,375	9.230	05/07/28	1,786,563

Leisure Time – 0.1%
Arcis Golf LLC (1M USD LIBOR + 4.570%)
	2,009,812	8.820	11/24/28	2,002,276

Machinery – 0.0%
Brown Group Holding LLC (1M USD LIBOR + 2.500%)
	980,924	6.884	06/07/28	975,254

Machinery-Diversified – 0.3%
Clark Equipment Co. (3M USD SOFR + 2.500%)
	347,375	7.180	04/20/29	347,267
Engineered Machinery Holdings, Inc.
(3M USD Euribor + 3.750%)
EUR	864,062	5.952	05/21/28	909,428
(3M USD LIBOR + 3.750%)
	$1,852,413	8.480	05/19/28	1,841,169
Vertical US Newco, Inc. (6M USD LIBOR + 3.500%)
	4,664,838	6.871	07/30/27	4,576,719

				7,674,583

Media – 0.4%
CSC Holdings LLC
(3M USD SOFR + 4.500%)
	1,658,918	8.823	01/17/28	1,570,797
(1M USD LIBOR + 2.500%)
	3,687,819	6.959	04/15/27	3,415,842
Cumulus Media New Holdings, Inc. (6M USD LIBOR + 3.750%)
	602,528	4.750	03/31/26	574,787
DirecTV Financing LLC (1M USD LIBOR + 5.000%)
	2,285,312	9.384	08/02/27	2,244,131

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(e)(j) – (continued)
Media – (continued)
Syndigo LLC (6M USD LIBOR + 4.500%)
$2,038,687	5.250%	12/15/27	$ 1,850,109

			9,655,666

Media - Broadcasting & Radio – 0.2%
Getty Images, Inc. (1M USD LIBOR + 4.500%)
2,755,158	9.125	02/19/26	2,755,158
Grinding Media, Inc. (3M USD LIBOR + 4.000%)
2,641,562	4.750	10/12/28	2,575,523

			5,330,681

Packaging – 0.3%
LABL, Inc. (1M USD LIBOR + 5.000%)
1,881,000	9.570	10/29/28	1,831,962
Pretium PKG Holdings, Inc. (3M USD LIBOR + 4.000%)
1,188,000	7.741	10/02/28	1,042,304
Reynolds Group Holdings, Inc. (1M USD LIBOR + 3.250%)
1,053,500	3.343	02/05/26	1,051,193
Trident TPI Holdings, Inc. (3M USD LIBOR + 4.000%)
2,074,876	8.726	09/15/28	2,033,005

			5,958,464

Pharmaceuticals – 0.3%
Gainwell Acquisition Corp. (3M USD LIBOR + 4.000%)
6,272,000	8.730	10/01/27	6,114,698

Pipelines – 0.1%
CQP Holdco LP (3M USD LIBOR + 3.750%)
3,299,874	8.480	06/05/28	3,303,174

Retailers – 0.1%
TruGreen LP (3M USD LIBOR + 8.500%)
1,750,000	13.325	11/02/28	1,242,500

Retailing – 0.2%
New Era Cap Co., Inc. (3M USD LIBOR + 6.000%)
1,949,062	10.815	07/13/27	1,832,119
RC Buyer, Inc.
(3M USD LIBOR + 3.500%)
1,906,125	8.230	07/28/28	1,773,649
(3M USD LIBOR + 6.500%)
800,000	11.230	07/30/29	714,664

			4,320,432

Services Cyclical - Consumer Services – 0.1%
Asurion LLC (1M USD LIBOR + 3.250%)
3,258,635	7.634	12/23/26	3,110,986

Software – 0.8%
Athenahealth, Inc. (1M USD SOFR + 3.500%)
2,394,978	5.653	02/15/29	2,265,242
Banff Merger Sub, Inc. (1M USD LIBOR + 3.750%)
4,279,778	6.122	10/02/25	4,200,088
Ceridian HCM Holding, Inc. (1M USD LIBOR + 2.500%)
2,872,500	6.884	04/30/25	2,855,983

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(e)(j) – (continued)
Software – (continued)
Epicor Software Corp.
(1M USD LIBOR + 3.250%)
	$4,007,750	7.820%		07/30/27	$ 3,931,843
(1M USD LIBOR + 7.750%)
	1,275,000	12.320		07/31/28	1,269,951
The Dun & Bradstreet Corp. (1M USD LIBOR + 3.250%)
	3,362,119	7.767		02/06/26	3,353,109
The Ultimate Software Group, Inc. (1M USD LIBOR + 3.750%)
	1,596,375	8.575		05/04/26	1,579,310

					19,455,526

Technology - Software/Services – 0.4%
AppLovin Corp. (1M USD LIBOR + 3.250%)
	832,653	7.634		08/15/25	815,134
DCert Buyer, Inc.
(3M USD SOFR + 4.000%)
	4,575,123	8.696		10/16/26	4,516,516
(6M USD SOFR + 4.696%)
	2,700,000	11.696		02/19/29	2,463,750
Loyalty Ventures, Inc.(f) (3M USD LIBOR + 4.500%)
	2,451,250	8.884		11/03/27	949,859

					8,745,259

Telecommunication Services – 0.1%
Level 3 Financing, Inc. (1M USD LIBOR + 4.570%)
	1,568,485	6.320		03/01/27	1,540,064

Telecommunications – 0.1%
Intelsat Jackson Holdings S.A. (6M USD SOFR + 4.500%)
	3,005,727	4.920		02/01/29	2,956,042

TOTAL BANK LOANS (Cost $160,489,667)					$ 154,657,481

Sovereign Debt Obligations – 0.4%
United States Dollar – 0.4%
Benin Government International Bond
EUR	350,000	4.875%		01/19/32	$ 299,646
Dominican Republic International Bond
	$330,000	7.050	(b)	02/03/31	330,000
Ivory Coast Government International Bond
	450,000	6.375	(a)	03/03/28	435,375
National Bank of Uzbekistan
	200,000	4.850		10/21/25	187,750
Republic of Colombia(b)
	820,000	8.000		04/20/33	841,679
	360,000	7.500	(b)	02/02/34	356,220
Republic of Ecuador
	57,283	0.000	(a)(c)	07/31/30	24,356
Republic of Guatemala(b)
	766,000	6.125		06/01/50	744,121
Republic of Nigeria
	690,000	6.500		11/28/27	565,800
	750,000	7.143		02/23/30	570,000

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Republic of Oman
$280,000	5.625%		01/17/28	$ 281,190
200,000	6.250	(a)	01/25/31	206,725
Republic of Panama
930,000	4.300		04/29/53	700,871
Republic of Paraguay(b)
820,000	5.400		03/30/50	729,954
Republic of Romania
1,030,000	4.000		02/14/51	733,875
Republic of Senegal
350,000	6.250		05/23/33	302,750
Republic of Turkey
1,130,000	9.875		01/15/28	1,159,662
260,000	6.125		10/24/28	229,125
Ukraine Government Bond
220,000	7.750		09/01/25	50,229
United Mexican States(b)
200,000	5.400		02/09/28	205,700

				8,955,028

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $9,286,022)				$ 8,955,028

Shares	Dividend Rate	Value

Preferred Stocks(b) – 0.4%
Capital Markets(e) – 0.2%
Morgan Stanley, Inc. (3M USD LIBOR + 3.708%)
183,597	6.375%	$ 4,692,739

Diversified Telecommunication Services – 0.1%
Qwest Corp.
43,276	6.500	891,486

Property Insurance(e)(i) – 0.1%
Delphi Financial Group, Inc. (3M USD LIBOR + 3.190%)
143,849	7.796	3,236,603

TOTAL PREFERRED STOCKS (Cost $8,780,987)		$ 8,820,828

Units	Expiration Date	Value

Warrants(i) – 0.0%
Noble Corp. PLC
5,288	02/05/28	$ 125,061

TOTAL WARRANTS (Cost $13,220)		$ 125,061

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations(e) – 0.0%
Collateralized Mortgage Obligations – 0.0%
Sequential Floating Rate – 0.0%
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1 (1M USD LIBOR + 0.190%)
$127,692	4.696%	07/25/47	$ 110,416

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			110,416

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $49,481)			$ 110,416

Units	Expiration Date	Value

Rights(i) – 0.0%
Intelsat Jackson Holdings SA
3,728	12/05/25	$ 21,745
3,728	12/05/25	15,378

TOTAL RIGHTS (Cost $—)		$ 37,123

Shares	Dividend Rate	Value

Investment Companies(k) – 7.4%
Goldman Sachs Financial Square Government Fund - Class R6
19,907,840	4.237%	$ 19,907,840
Goldman Sachs Financial Square Government Fund - Institutional Shares
122,890,026	4.237	122,890,026
Goldman Sachs MLP Energy Infrastructure Fund - Class R6
1,158,185	7.041	35,313,068

TOTAL INVESTMENT COMPANIES (Cost $162,645,237)		$ 178,110,934

Securities Lending Reinvestment Vehicle(k) – 0.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,944,100	4.237%	$ 2,944,100
(Cost $2,944,100)

TOTAL INVESTMENTS – 97.4% (Cost $2,251,691,906)		$2,326,904,536

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%		62,901,688

NET ASSETS – 100.0%		$2,389,806,224

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on January 31, 2023.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on January 31, 2023.

(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(g)	Pay-in-kind securities.

(h)	Guaranteed by a foreign government until maturity.

(i)	Security is currently in default and/or non-income producing.

(j)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on January 31, 2023. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(k)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INFORMATION (UNAUDITED)

UNFUNDED LOAN COMMITMENTS — At January 31, 2023, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Athenahealth, Inc., due 02/15/29	$293,478	$277,581	$(6,577)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	1,104,338	USD	1,192,993	04/03/23	$12,378

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	25,707,731	EUR	24,103,163	04/03/23	$(600,570)

FUTURES CONTRACTS — At January 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	380	03/31/23	$1,850,836	$305,205
5 Year U.S. Treasury Notes	20	03/31/23	2,184,844	4,375
Euro Stoxx 50 Index	1,365	03/17/23	8,269,368	1,337,330
S&P 500 E-Mini Index	173	03/17/23	35,378,500	796,861
Ultra Long U.S. Treasury Bonds	730	03/22/23	23,035,375	3,763,036

Total				$6,206,807

Short position contracts:
10 Year German Euro-Bund	(32)	03/08/23	(4,759,805)	157,839
10 Year U.S. Treasury Notes	(820)	03/22/23	(61,535,016)	(1,160,589)
5 Year German Euro-Bobl	(68)	03/08/23	(8,671,546)	155,882
5 Year U.S. Treasury Notes	(23)	03/31/23	(2,512,570)	(32,564)

Total				$(879,432)

TOTAL FUTURES CONTRACTS				$5,327,375

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

4.000%(b)	3M LIBOR(b)	03/15/25		$2,680	$(19,370)	$(12,060)	$(7,310)
3M LIBOR(b)	4.250%(b)	03/15/26		4,250	66,229	47,698	18,531
3.000(b)	6M EURO(c)	03/15/26	EUR	270	1,071	(2,214)	3,285
3M LIBOR(b)	4.000(b)	03/15/28		$95,300	2,854,855	2,107,005	747,850

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INFORMATION (UNAUDITED) (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.000%(b)	6M EURO(c)	03/15/28	EUR	150	$(391)	$(2,810)	$2,419
3.750(b)	12M SOFR(b)	03/15/30		$14,070	(462,327)	(254,631)	(207,696)
3M LIBOR(b)	3.750%(b)	03/15/33		90,780	4,457,062	3,241,840	1,215,222
3M LIBOR(b)	3.750(b)	03/15/43		960	85,997	79,265	6,732
3M LIBOR(b)	3.250(b)	03/15/53		6,310	386,133	321,011	65,122

TOTAL					$7,369,259	$5,525,104	$1,844,155

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2023.
(b)	Payments made annually.
(c)	Payments made semi-annually.

WRITTEN OPTIONS CONTRACTS — At January 31, 2023, the Fund had the following written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Excercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Call EUR/Put USD	Citibank NA	$4,280.027	02/28/2023	(9,058)	$(3,876,848,457)	$(181,987)	$(181,987)	$—
Call USD/Put EUR	UBS AG (London)	4,211.130	02/28/2023	(19,374)	(8,158,643,262)	(432,791)	(432,791)	—

Total written option contracts				(28,432)	$(12,035,491,719)	$(614,778)	$(614,778)	$—

TOTAL				(28,432)	$(12,035,491,719)	$(614,778)	$(614,778)	$0

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
CMT	— Constant Maturity Treasury Indexes
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MLP	— Master Limited Partnership
MTN	— Medium Term Note
PIK	— Payment in kind
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Funding Rate
WR	— Withdrawn Rating

Abbreviations:
EURO	— Euro Offered Rate
LIBOR	— London Interbank Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 96.1%
Air Freight & Logistics – 0.3%
13,245	Forward Air Corp.	$ 1,428,473

Automobiles – 0.4%
21,205	Thor Industries, Inc.	2,021,473

Banks – 0.6%
38,780	Comerica, Inc.	2,842,962

Biotechnology – 2.1%
35,610	AbbVie, Inc.	5,261,378
19,491	Amgen, Inc.	4,919,528

		10,180,906

Building Products – 2.2%
42,805	A.O. Smith Corp.	2,897,899
10,210	Lennox International, Inc.	2,660,930
56,260	Masco Corp.	2,993,032
22,900	UFP Industries, Inc.	2,142,295

		10,694,156

Capital Markets – 6.7%
12,956	Ameriprise Financial, Inc.	4,536,155
6,794	BlackRock, Inc.	5,158,073
14,737	Evercore, Inc. Class A	1,913,010
8,480	FactSet Research Systems, Inc.	3,586,531
9,445	MarketAxess Holdings, Inc.	3,436,563
15,100	Moody’s Corp.	4,873,525
33,756	T. Rowe Price Group, Inc.	3,931,561
64,680	The Charles Schwab Corp.	5,007,526

		32,442,944

Chemicals – 1.0%
19,799	The Sherwin-Williams Co.	4,684,245

Commerical Services & Supplies – 0.7%
93,047	Rollins, Inc.	3,386,911

Communications Equipment – 1.1%
21,423	Motorola Solutions, Inc.	5,505,925

Consumer Finance – 0.9%
38,735	Discover Financial Services	4,521,537

Distributors – 0.8%
9,785	Pool Corp.	3,773,194

Diversified Telecommunication Services – 0.6%
40,595	Cogent Communications Holdings, Inc.	2,783,599

Electric Utilities – 1.1%
69,827	NextEra Energy, Inc.	5,211,189

Electronic Equipment, Instruments & Components – 3.2%
71,876	Amphenol Corp. Class A	5,733,548
16,670	Badger Meter, Inc.	1,932,053
144,351	Corning, Inc.	4,995,988
11,195	Littelfuse, Inc.	2,873,645

		15,535,234

Entertainment – 1.7%
109,912	Activision Blizzard, Inc.	8,415,962

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 2.4%
21,389	American Tower Corp.	$ 4,778,089
45,040	Equity LifeStyle Properties, Inc.	3,232,971
23,740	Extra Space Storage, Inc.	3,746,884

		11,757,944

Food & Staples Retailing – 2.1%
11,624	Costco Wholesale Corp.	5,941,491
93,362	The Kroger Co.	4,166,746

		10,108,237

Food Products – 2.6%
87,226	Hormel Foods Corp.	3,952,210
73,655	Mondelez International, Inc. Class A	4,819,983
60,070	Tyson Foods, Inc. Class A	3,949,603

		12,721,796

Health Care Equipment & Supplies – 3.2%
48,330	Abbott Laboratories	5,342,881
62,755	Medtronic PLC	5,251,966
19,228	Stryker Corp.	4,880,259

		15,475,106

Health Care Providers & Services – 4.3%
57,356	CVS Health Corp.	5,059,946
10,617	Elevance Health, Inc.	5,308,394
9,531	Humana, Inc.	4,877,013
11,519	UnitedHealth Group, Inc.	5,750,169

		20,995,522

Hotels, Restaurants & Leisure – 1.1%
50,064	Starbucks Corp.	5,463,985

Household Products – 0.3%
7,870	WD-40 Co.	1,373,630

Independent Power and Renewable Electricity Producers – 0.8%
143,400	The AES Corp.	3,930,594

Insurance – 2.2%
21,715	American Financial Group, Inc.	3,096,342
58,845	CNO Financial Group, Inc.	1,515,847
14,210	Primerica, Inc.	2,298,467
43,045	Principal Financial Group, Inc.	3,983,815

		10,894,471

IT Services – 7.9%
41,360	Amdocs Ltd.	3,802,225
25,880	Automatic Data Processing, Inc.	5,843,963
31,122	Broadridge Financial Solutions, Inc.	4,679,504
49,258	Global Payments, Inc.	5,552,361
23,024	Jack Henry & Associates, Inc.	4,146,392
18,943	Mastercard, Inc. Class A	7,020,276
32,590	Visa, Inc. Class A	7,502,544

		38,547,265

Life Sciences Tools & Services – 2.0%
28,619	Agilent Technologies, Inc.	4,352,378

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
20,129	Danaher Corp.	$ 5,321,705

		9,674,083

Machinery – 2.1%
41,628	Graco, Inc.	2,844,025
16,780	Lincoln Electric Holdings, Inc.	2,800,079
22,805	Mueller Industries, Inc.	1,494,868
25,595	The Toro Co.	2,854,354

		9,993,326

Media – 4.3%
258,739	Comcast Corp. Class A	10,181,380
23,115	Nexstar Media Group, Inc.	4,733,258
170,633	The Interpublic Group of Cos., Inc.	6,221,279

		21,135,917

Metals & Mining – 1.6%
14,845	Reliance Steel & Aluminum Co.	3,376,495
34,524	Steel Dynamics, Inc.	4,164,976

		7,541,471

Multiline Retail – 0.5%
6,130	Dillard’s, Inc. Class A	2,410,990

Multi-Utilities – 0.7%
115,650	NiSource, Inc.	3,209,287

Oil, Gas & Consumable Fuels – 13.7%
25,778	Cheniere Energy Partners LP	1,406,705
18,968	Cheniere Energy, Inc.	2,898,121
1,823	Chevron Corp.	317,238
4,182	ConocoPhillips	509,660
111,989	Crestwood Equity Partners LP	3,012,504
97,272	DCP Midstream LP	4,089,315
5,156	Devon Energy Corp.	326,065
1,118	Diamondback Energy, Inc.	163,362
34,308	DTE Midstream, Inc.*	1,875,275
636,116	Energy Transfer LP	8,447,621
236,743	EnLink Midstream LLC*	3,011,371
188,418	Enterprise Products Partners LP	4,823,501
2,577	EOG Resources, Inc.	340,808
4,475	Exxon Mobil Corp.	519,145
91,867	Genesis Energy LP	1,037,178
21,400	Hess Midstream LP Class A	660,832
17,414	Holly Energy Partners LP	328,428
81,223	Magellan Midstream Partners LP	4,337,308
24,746	Marathon Oil Corp.	679,773
184,817	MPLX LP	6,453,810
57,390	NuStar Energy LP	961,283
21,176	ONEOK, Inc.	1,450,133
9,533	Ovintiv, Inc.	469,310
370,607	Plains All American Pipeline LP	4,617,763
63,519	Plains GP Holdings LP Class A*	831,464
29,182	Sunoco LP	1,392,857
40,704	Targa Resources Corp.	3,053,614
15,629	TC Energy Corp.	674,235
40,643	The Williams Cos., Inc.	1,310,330

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
246,099	Western Midstream Partners LP	$ 6,649,595

		66,648,604

Personal Products – 1.1%
18,964	The Estee Lauder Cos., Inc. Class A	5,254,545

Pharmaceuticals – 1.4%
51,655	Perrigo Co. PLC	1,932,930
30,705	Zoetis, Inc.	5,081,371

		7,014,301

Professional Services – 0.5%
31,865	Robert Half International, Inc.	2,675,385

Semiconductors & Semiconductor Equipment – 3.0%
14,097	KLA Corp.	5,532,791
27,597	Power Integrations, Inc.	2,375,826
38,344	Texas Instruments, Inc.	6,794,940

		14,703,557

Software – 5.9%
25,535	InterDigital, Inc.	1,786,173
16,248	Intuit, Inc.	6,867,542
30,816	Microsoft Corp.	7,636,513
79,176	Oracle Corp.	7,003,909
12,769	Roper Technologies, Inc.	5,449,171

		28,743,308

Specialty Retail – 4.5%
43,914	Best Buy Co., Inc.	3,896,050
25,617	Lowe’s Cos., Inc.	5,334,741
17,436	The Home Depot, Inc.	5,652,228
18,295	Tractor Supply Co.	4,171,077
20,182	Williams-Sonoma, Inc.	2,723,359

		21,777,455

Technology Hardware, Storage & Peripherals – 1.1%
179,481	HP, Inc.	5,230,076

Textiles, Apparel & Luxury Goods – 1.6%
23,630	Columbia Sportswear Co.	2,266,117
43,820	NIKE, Inc. Class A Class B	5,579,601

		7,845,718

Trading Companies & Distributors – 1.8%
80,458	Fastenal Co.	4,067,152
20,673	MSC Industrial Direct Co., Inc. Class A	1,709,657
10,122	Watsco, Inc.	2,908,759

		8,685,568

TOTAL COMMON STOCKS (Cost $342,531,066)		$467,240,851

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies(a) – 3.2%
Goldman Sachs Financial Square Government Fund - Class R6
15,156,180	4.237%	$ 15,156,180
Goldman Sachs Financial Square Government Fund - Institutional Shares
362,836	4.237	362,836

TOTAL INVESTMENT COMPANIES (Cost $15,519,016)		$ 15,519,016

TOTAL INVESTMENTS – 99.3% (Cost $358,050,082)		$482,759,867

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		3,486,069

NET ASSETS – 100.0%		$486,245,936

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INFORMATION (UNAUDITED)

FUTURES CONTRACTS — At January 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	69	03/17/23	$14,110,500	$398,084

SWAP CONTRACTS — At January 31, 2023, the Fund had the following swap contracts:

Investment Abbreviations:
GP	— General Partnership
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Multi-Manager Non-Core Fixed Income Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. The Fund is obligated to fund these commitments at the borrower’s discretion. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

(“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of investments or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investment are classified as Level 3 investments.

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2023:

INCOME BUILDER

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,044,547,407	$—
Bank Loans	—	151,567,122	3,090,359
Sovereign Debt Obligations	—	8,955,028	—
Mortgage-Backed Obligations	—	110,416	—
Common Stock and/or Other Equity Investments(a)
Asia	15,419,144	—	—
Europe	193,996,382	—	—
North America	693,752,100	—	3,894
South America	25,424,638	—	—
Preferred Stocks	—	8,820,828	—
Securities Lending Reinvestment Vehicle	2,944,100	—	—
Warrants	—	125,061	—
Rights	—	37,123	—
Investment Companies	178,110,934	—	—

Total	$1,109,647,298	$1,214,162,985	$3,094,253

Liabilities
Fixed Income
Unfunded Loan Committment	$—	$(6,577)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$12,378	$—
Futures Contracts(b)	6,520,528	—	—
Interest Rate Swap Contracts(b)	—	2,059,161	—

Total	$6,520,528	$2,071,539	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(600,570)	$—
Futures Contracts(b)	(1,193,153)	—	—
Interest Rate Swap Contracts(b)	—	(215,006)	—
Written Option Contracts	—	(614,778)	—

Total	$(1,193,153)	$(1,430,354)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

RISING DIVIDEND GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$7,184,896	$—	$—
North America	460,055,955	—	—
Investment Companies	15,519,016	—	—

Total	$482,759,867	$—	$—

Derivative Type

Assets
Futures Contracts(b)	$398,084	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — The Fund’s investments in dividend-paying securities could cause a Fund to underperform other portfolios. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of the Fund to produce current income.

Energy Sector Risk — The Underlying MLP Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, London Interbank Offered Rate (“LIBOR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the (Funds/Portfolios) from buying and selling securities (in the impact the Funds/Portfolios liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on aFund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fundmay not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.